10Q UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Capped calls issuance taxes		$ 61,573	$ 61,573		$ 72,778
Dividends declared (in USD per share)	$ 0.25	$ 0.25	$ 1.00	$ 1.00	$ 1.00